Fair Value Measurements (Summary of the Fair Value of Financial Assets and Liabilities Not Adjusted to Fair Value) (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note payable		$ 15,000,000
Long-term debt	30,500,000	13,000,000
Total	30,500,000	28,000,000
Quoted Prices In Active Markets Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note payable		0
Long-term debt	0	0
Total	0	0
Significant Other Observable Inputs Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note payable		0
Long-term debt	0	0
Total	0	0
Significant Unobservable Inputs Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Note payable		14,976,818
Long-term debt	30,622,664	13,762,952
Total	$ 30,622,664	$ 28,739,770